Partner's Equity (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	4 Months Ended		6 Months Ended		7 Months Ended			9 Months Ended	10 Months Ended		12 Months Ended
	Jan. 14, 2015	Jan. 19, 2016	Apr. 19, 2016	Apr. 16, 2015	Jul. 01, 2016	Jun. 18, 2014	Jul. 22, 2016	Jul. 22, 2015	Jul. 20, 2015	Oct. 01, 2016	Oct. 20, 2016	Oct. 21, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Nov. 18, 2013
Related Party Transaction
Common unitholders - units offered						5,520,000										8,250,000
Common unitholders - units issued													20,505,000	20,505,000
Common unitholders - units outstanding													20,505,000	20,505,000
Subordinated unitholders - units issued													14,985,000	14,985,000
Subordinated unitholders - units outstanding													14,985,000	14,985,000
Series A Preferred Units issued													3,000,000	3,000,000
Series A Preferred Units outstanding													3,000,000	3,000,000
General Partner unitholders - units issued													35,526	35,526
General Partner unitholders - units outstanding													35,526	35,526
Units issued price per unit																$ 18
Issuance of Series A preferred units, net of issuance costs paid													$ 0	$ 72,446	$ 0
Proceeds from issuance of common units, net of commissions and expenses						$ 120,500
Proceeds from issuance of general partners units						$ 126
Total distributions paid to all classes of unitholders													66,856	62,207	43,010
Preferential Deemed Dividend													$ 0	0	$ 88,122
Distribution 4 - FY 2014
Related Party Transaction
Distributions paid, Per unit	$ 0.4225
Total distributions paid to all classes of unitholders	$ 15,000
Distributions per unit declared - distribution date	Feb. 12, 2015
Distributions per unit declared - record date	Feb. 05, 2015
Distribution 1 - FY 2015
Related Party Transaction
Distributions paid, Per unit				$ 0.4225
Total distributions paid to all classes of unitholders				$ 15,000
Distributions per unit declared - distribution date				May 12, 2015
Distributions per unit declared - record date				May 05, 2015
Distribution 2 - FY 2015
Related Party Transaction
Distributions paid, Per unit								$ 0.4225
Total distributions paid to all classes of unitholders								$ 15,000
Distributions per unit declared - distribution date								Aug. 13, 2015
Distributions per unit declared - record date								Aug. 06, 2015
Distribution 3 - FY 2015
Related Party Transaction
Distributions paid, Per unit												$ 0.4225
Total distributions paid to all classes of unitholders												$ 15,000
Distributions per unit declared - distribution date												Nov. 12, 2015
Distributions per unit declared - record date												Nov. 05, 2015
Distribution 4 - FY 2015
Related Party Transaction
Distributions paid, Per unit		$ 0.4225
Total distributions paid to all classes of unitholders		$ 15,000
Distributions per unit declared - distribution date		Feb. 12, 2016
Distributions per unit declared - record date		Feb. 05, 2016
Distribution 1 - FY 2016
Related Party Transaction
Distributions paid, Per unit			$ 0.4225
Total distributions paid to all classes of unitholders			$ 15,000
Distributions per unit declared - distribution date			May 12, 2016
Distributions per unit declared - record date			May 05, 2016
Distribution 2 - FY 2016
Related Party Transaction
Distributions paid, Per unit					$ 0.4225
Total distributions paid to all classes of unitholders					$ 15,000
Distributions per unit declared - distribution date					Jul. 19, 2016
Distributions per unit declared - record date					Jul. 12, 2016
Distribution 3 - FY 2016
Related Party Transaction
Distributions paid, Per unit										$ 0.4225
Total distributions paid to all classes of unitholders										$ 15,000
Distributions per unit declared - distribution date										Oct. 18, 2016
Distributions per unit declared - record date										Oct. 11, 2016
General Partner
Related Party Transaction
Units issued															5,526
General Partner Interest in Dynagas LNG Partners LP						0.10%							0.10%
General Partner Distributions													$ 127	$ 130	$ 44
Series A Preferred
Related Party Transaction
Units issued									3,000,000					3,000,000
Preferred Stock Dividend Rate Percentage									9.00%				9.00%
Preferred stock liquidation preference									$ 25
Issuance of preferred units, net of issuance costs incurred									$ 72,300
Underwriting discounts and commissions									2,400
Offering costs									$ 300
Series A Preferred | Distribution 3 - FY 2015
Related Party Transaction
Distributions per unit declared - distribution date												Nov. 12, 2015
Distributions per unit declared - record date												Nov. 05, 2015
Series A Preferred | Distribution 4 - FY 2015
Related Party Transaction
Distributions paid, Per unit		$ 0.5625
Distributions per unit declared - distribution date		Feb. 12, 2016
Distributions per unit declared - record date		Feb. 05, 2016
Series A Preferred | Distribution 1 - FY 2016
Related Party Transaction
Distributions paid, Per unit			$ 0.5625
Distributions per unit declared - distribution date			May 12, 2016
Distributions per unit declared - record date			May 05, 2016
Series A Preferred | Distribution 2 - FY 2016
Related Party Transaction
Distributions paid, Per unit							$ 0.5625
Distributions per unit declared - distribution date							Aug. 12, 2016
Distributions per unit declared - record date							Aug. 05, 2016
Series A Preferred | Distribution 3 - FY 2016
Related Party Transaction
Distributions paid, Per unit											$ 0.5625
Distributions per unit declared - distribution date											Nov. 12, 2016
Distributions per unit declared - record date											Nov. 05, 2016
Over-allotment
Related Party Transaction
Common unitholders - units offered						720,000
Dynagas Holding Ltd
Related Party Transaction
Common unitholders - units offered																4,250,000
Units issued price per unit																$ 18
Dynagas Holding Ltd | Arctic Aurora and Yenisei River
Related Party Transaction
Preferential Deemed Dividend															$ 88,122
Dynagas GP LLC
Related Party Transaction
General Partner unitholders - units issued						5,526
After subordination period
Related Party Transaction
Distribution payment terms													First, 100% to the holders of common units and to the General Partner in accordance with their relative percentage interests, until there has been distributed in respect of each common unit an amount equal to the minimum quarterly distribution of a specified dollar amount; and second, 100% to the holders of common units and to the General Partner in accordance with their relative percentage interests, until each unit has received an aggregate distribution of a specified dollar amount.